Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 249,738	$ 262,434	$ 100,804
Net income not subject to taxes	(282,439)	(217,184)	(135,010)
Net (loss) income subject to taxes	(32,701)	45,250	(34,206)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	12,940	(7,555)	8,888
Adjustments to valuation allowance and uncertain tax positions	(635)	(24,629)	(5,569)
Permanent and currency differences	(19,926)	25,065	(7,186)
Change in tax rates	(564)	233	375
Tax expense related to the current year	$ (8,185)	$ (6,886)	$ (3,492)